Stock Options - Schedule of weighted average assumptions used for valuation of stock option grants (Details)	12 Months Ended
	Mar. 31, 2020 Year $ / shares	Mar. 31, 2019 Year $ / shares	Mar. 31, 2018 Year $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Share price on grant date	$ 0.37	$ 0.47	$ 0.56
Exercise price	$ 0.37	$ 0.48	$ 0.57
Risk-free interest rate	1.35%	1.31%	1.07%
Expected life of options | Year	5	5	5
Annualized volatility	73.00%	100.00%	100.00%